GOODWILL (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, beginning balance	$ 3,356	$ 4,041
Impairment		(674)	$ (879)
Translation differences	50	(11)
Goodwill, ending balance	3,406	3,356	4,041
Location Based Services [Member]
Goodwill [Line Items]
Goodwill, beginning balance	1,539	1,544
Impairment
Translation differences	23	(5)
Goodwill, ending balance	1,562	1,539	1,544
Wireless Communications Products [Member]
Goodwill [Line Items]
Goodwill, beginning balance	1,817	2,497
Impairment		(674)	(879)
Translation differences	27	(6)
Goodwill, ending balance	$ 1,844	$ 1,817	$ 2,497